Segment reporting - Non-current assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total non-current assets	$ 712,054	$ 689,907
USA
Disclosure of operating segments [line items]
Total non-current assets	230,356	227,539
Europe
Disclosure of operating segments [line items]
Total non-current assets	356,859	307,875
France
Disclosure of operating segments [line items]
Total non-current assets	138,842	90,543
Spain
Disclosure of operating segments [line items]
Total non-current assets	146,405	145,019
Other EU Countries
Disclosure of operating segments [line items]
Total non-current assets	71,612	72,313
Rest of World
Disclosure of operating segments [line items]
Total non-current assets	$ 124,839	$ 154,493